UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7686

Western Asset Emerging Markets Income Fund II Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2008

ITEM 1.          SCHEDULE OF INVESTMENTS

WESTERN ASSET

EMERGING MARKETS INCOME
FUND II INC.

FORM N-Q

AUGUST 31, 2008

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited)

August 31, 2008

Face Amount†		Security	Value
SOVEREIGN BONDS — 43.6%
Argentina — 3.5%
		Republic of Argentina:
2,000,000	DEM	10.250% due 2/6/03 (a)	$444,186
1,000,000	DEM	9.000% due 9/19/03 (a)	208,037
3,000,000	DEM	7.000% due 3/18/04 (a)	640,978
3,875,000	DEM	8.500% due 2/23/05 (a)	842,455
5,400,000	DEM	11.250% due 4/10/06 (a)	1,184,122
1,000,000	DEM	11.750% due 5/20/11 (a)	217,408
8,800,000	DEM	12.000% due 9/19/16 (a)	1,847,216
4,401,000		Bonds, 7.000% due 9/12/13	3,153,561
		GDP Linked Securities:
3,200,000	EUR	1.262% due 12/15/35 (b)	387,090
2,705,000		1.318% due 12/15/35 (b)	270,500
17,572,503	ARS	1.383% due 12/15/35 (b)	517,471
		Medium-Term Notes:
6,000,000,000	ITL	7.000% due 3/18/04 (a)	1,342,234
3,000,000,000	ITL	5.002% due 7/13/05 (a)	644,613
1,000,000,000	ITL	7.625% due 8/11/07 (a)	211,085
625,000	DEM	8.000% due 10/30/09 (a)	128,266
		Total Argentina	12,039,222
Brazil — 8.3%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	579
32,817,000	BRL	10.000% due 7/1/10	18,725,752
7,616,000	BRL	10.000% due 1/1/12	4,189,954
5,770,000	BRL	6.000% due 5/15/17	5,581,305
1,000		Federative Republic of Brazil, Collective Action Securities, Notes, 8.000% due 1/15/18	1,118
		Total Brazil	28,498,708
Colombia — 2.8%
		Republic of Colombia:
1,632,000		7.375% due 1/27/17	1,799,280
7,161,000		7.375% due 9/18/37	7,866,358
		Total Colombia	9,665,638
Ecuador — 1.3%
4,840,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	4,307,600

Egypt — 0.6%
11,070,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (c)	1,905,070

Gabon — 0.6%
1,843,000		Gabonese Republic, 8.200% due 12/12/17 (c)	1,889,075

Indonesia — 2.1%
		Republic of Indonesia:
18,741,000,000	IDR	10.250% due 7/15/22	1,767,831
21,153,000,000	IDR	11.000% due 9/15/25	2,074,157
17,914,000,000	IDR	10.250% due 7/15/27	1,641,508
21,312,000,000	IDR	9.750% due 5/15/37	1,827,778
		Total Indonesia	7,311,274
Mexico — 5.0%
		United Mexican States, Medium-Term Notes:
8,525,000		8.000% due 9/24/22	10,293,937
2,395,000		8.300% due 8/15/31	3,011,713

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2008

Face Amount†	Security	Value
Mexico — 5.0% (continued)
4,030,000	6.050% due 1/11/40	$3,933,280
	Total Mexico	17,238,930
Panama — 4.4%
	Republic of Panama:
2,225,000	9.375% due 4/1/29	2,953,688
11,793,000	6.700% due 1/26/36	12,105,514
	Total Panama	15,059,202
Peru — 0.4%
	Republic of Peru:
169,000	8.750% due 11/21/33	219,278
1,073,000	Bonds, 6.550% due 3/14/37	1,102,507
	Total Peru	1,321,785
Russia — 0.7%
1,350,000	Russian Federation, 12.750% due 6/24/28 (c)	2,373,006

Turkey — 7.7%
	Republic of Turkey:
3,519,000	11.875% due 1/15/30	5,335,684
22,449,000	Notes, 6.875% due 3/17/36	21,017,876
	Total Turkey	26,353,560
Venezuela — 6.2%
	Bolivarian Republic of Venezuela:
7,751,000	8.500% due 10/8/14	7,227,807
5,713,000	5.750% due 2/26/16	4,427,575
716,000	7.650% due 4/21/25	547,740
	Collective Action Securities:
6,395,000	9.375% due 1/13/34	5,579,638
3,500,000	Notes, 10.750% due 9/19/13	3,596,250
	Total Venezuela	21,379,010
	TOTAL SOVEREIGN BONDS (Cost — $148,572,805)	149,342,080
COLLATERALIZED SENIOR LOANS — 0.5%
United States — 0.5%
	Ashmore Energy International:
212,617	Synthetic Revolving Credit Facility, 5.496% due 3/30/12 (b)	195,076
1,741,526	Term Loan, 5.696% due 3/30/14 (b)	1,597,850
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,844,331)	1,792,926
CORPORATE BONDS & NOTES — 42.4%
Brazil — 5.2%
2,136,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (c)	2,125,320
	GTL Trade Finance Inc.:
930,000	7.250% due 10/20/17 (c)	941,994
1,784,000	7.250% due 10/20/17 (c)	1,799,277
1,620,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (c)	1,624,050
	Vale Overseas Ltd., Notes:
2,045,000	8.250% due 1/17/34	2,319,760
9,083,000	6.875% due 11/21/36	8,923,902
	Total Brazil	17,734,303

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2008

Face Amount†		Security	Value
Chile — 0.8%
2,374,000		Enersis SA, Notes, 7.375% due 1/15/14	$2,527,505

Colombia — 0.5%
		EEB International Ltd.:
560,000		8.750% due 10/31/14 (c)	598,500
1,010,000		Senior Bonds, 8.750% due 10/31/14 (c)	1,079,438
		Total Colombia	1,677,938
India — 0.2%
		ICICI Bank Ltd., Subordinated Bonds:
570,000		6.375% due 4/30/22 (b)(c)	485,455
340,000		6.375% due 4/30/22 (b)(c)	285,821
		Total India	771,276
Kazakhstan — 3.1%
2,270,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	2,247,300
		HSBK Europe BV:
200,000		9.250% due 10/16/13 (c)	192,500
1,720,000		7.250% due 5/3/17 (c)	1,431,900
5,250,000		KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (c)	5,355,000
		TuranAlem Finance BV, Bonds:
1,610,000		8.250% due 1/22/37 (c)	1,143,100
383,000		8.250% due 1/22/37 (c)	271,930
		Total Kazakhstan	10,641,730
Mexico — 6.9%
680,000		America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	662,522
		Axtel SAB de CV, Senior Notes:
190,000		11.000% due 12/15/13	203,775
7,150,000		7.625% due 2/1/17 (c)	6,989,125
1,845,000		7.625% due 2/1/17 (c)	1,798,875
220,000		Kansas City Southern de Mexico, Senior Notes, 9.375% due 5/1/12	231,000
		Pemex Project Funding Master Trust:
6,720,000		6.625% due 6/15/35 (c)	6,667,302
7,233,000		Senior Bonds, 6.625% due 6/15/35	7,176,279
		Total Mexico	23,728,878
Russia — 15.9%
		Evraz Group SA, Notes:
4,090,000		8.875% due 4/24/13 (c)	3,997,975
1,720,000		9.500% due 4/24/18 (c)	1,655,500
		Gaz Capital SA:
2,660,000		Medium Term Notes, 7.288% due 8/16/37 (c)	2,293,319
6,050,000		Notes, 8.625% due 4/28/34 (c)(d)	6,307,125
		Gazprom:
		Bonds:
217,870,000	RUB	6.790% due 10/29/09	8,765,840
72,620,000	RUB	7.000% due 10/27/11	2,783,380
1,140,000		Loan Participation Notes, 6.212% due 11/22/16 (c)	1,031,244
96,030,000	RUB	Gazprom OAO, 6.950% due 8/6/09	3,878,139
		LUKOIL International Finance BV:
680,000		6.356% due 6/7/17 (c)	612,000
4,880,000		6.656% due 6/7/22 (c)	4,172,400
		RSHB Capital, Loan Participation Notes:
3,140,000		7.125% due 1/14/14 (c)	3,075,002
1,263,000		7.750% due 5/29/18 (c)	1,194,356

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2008

Face Amount†		Security	Value
Russia — 15.9% (continued)
		Russian Agricultural Bank, Loan Participation Notes:
2,856,000		7.175% due 5/16/13 (c)	$2,806,305
2,720,000		6.299% due 5/15/17 (c)	2,422,160
		TNK-BP Finance SA:
3,340,000		7.500% due 7/18/16 (c)	2,997,650
2,091,000		6.625% due 3/20/17 (c)	1,735,530
1,200,000		Senior Notes, 7.875% due 3/13/18 (c)	1,077,000
2,180,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	2,019,225
1,770,000		Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (c)	1,712,305
		Total Russia	54,536,455
Thailand — 1.6%
		True Move Co., Ltd.:
200,000		10.750% due 12/16/13 (c)	160,532
4,230,000		10.750% due 12/16/13 (c)	3,384,000
2,590,000		10.375% due 8/1/14 (c)	2,007,250
		Total Thailand	5,551,782
United Kingdom — 4.6%
50,194,000	RUB	HSBC Bank PLC, Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10 (b)(c)	2,094,029
209,880,000	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (b)(c)(e)	8,479,269
5,280,000		Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (c)	5,280,000
		Total United Kingdom	15,853,298
United States — 0.1%
260,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	276,024

Venezuela — 3.5%
		Petrozuata Finance Inc.:
11,203,898		8.220% due 4/1/17 (c)	11,694,069
268,339		8.220% due 4/1/17 (c)	279,743
		Total Venezuela	11,973,812
		TOTAL CORPORATE BONDS & NOTES (Cost — $150,711,591)	145,273,001

Warrants
WARRANTS — 0.1%
10,000	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 (Cost - $310,000)	357,500
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $301,438,727)	296,765,507

Face Amount†
SHORT-TERM INVESTMENTS — 12.5%
Sovereign Bonds — 9.7%
		Bank Negara Malaysia Islamic Notes:
1,135,000	MYR	Zero coupon bond to yield 3.260% due 9/16/08	334,045
14,269,000	MYR	Zero coupon bond to yield 3.480% due 9/23/08	4,196,408
830,000	MYR	Zero coupon bond to yield 3.210% due 9/25/08	244,095
1,580,000	MYR	Zero coupon bond to yield 3.460% due 10/7/08	464,056
586,000	MYR	Zero coupon bond to yield 3.380% due 10/28/08	171,785
5,570,000	MYR	Zero coupon bond to yield 3.330% due 11/27/08	1,627,127

See Notes to Schedule of Investments.

Western Asset Emerging Markets Income Fund II Inc.

Schedule of Investments (unaudited) (continued)

August 31, 2008

Face Amount†		Security	Value
Sovereign Bonds — 9.7% (continued)
		Bank Negara Malaysia Monetary Notes:
4,446,000	MYR	Zero coupon bond to yield 3.380% due 9/4/08	$1,309,909
790,000	MYR	Zero coupon bond to yield 12.720% due 9/23/08	232,636
2,275,000	MYR	Zero coupon bond to yield 3.440% due 10/7/08	668,194
6,949,000	MYR	Zero coupon bond to yield 3.255% due 10/21/08	2,038,761
2,225,000	MYR	Zero coupon bond to yield 3.424% due 11/13/08	651,119
710,000	MYR	Zero coupon bond to yield 3.410% due 11/25/08	207,448
2,100,000	MYR	Zero coupon bond to yield 3.500% due 2/17/09	608,507
7,171,000	BRL	Brazil Letras Tesouro Nacional, zero coupon bond to yield 10.790% due 1/1/09	4,200,551
		Egypt Treasury Bills:
72,850,000	EGP	Zero coupon bond to yield 7.080% due 10/28/08	13,406,260
17,050,000	EGP	Zero coupon bond to yield 6.800% due 11/11/08	3,099,294
		Total Sovereign Bonds (Cost — $33,185,834)	33,460,195
Repurchase Agreement — 2.8%
9,485,000		Morgan Stanley tri-party repurchase agreement dated 8/29/08, 2.030% due 9/2/08; Proceeds at maturity - $9,487,139; (Fully collateralized by U.S. government agency obligations, 5.500% due 11/13/13; Market value - $9,828,309) (Cost - $9,485,000)	9,485,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $42,670,834)	42,945,195
		TOTAL INVESTMENTS — 99.1% (Cost — $344,109,561#)	339,710,702
		Other Assets in Excess of Liabilities — 0.9%	2,912,941
		TOTAL NET ASSETS — 100.0%	$342,623,643

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreement.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 2).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARS	-	Argentine Peso
	BRL	-	Brazilian Real
	DEM	-	German Mark
	EGP	-	Egyptian Pound
	EUR	-	Euro
	GDP	-	Gross Domestic Product
	IDR	-	Indonesian Rupiah
	ITL	-	Italian Lira
	MYR	-	Malaysian Ringgit
	OJSC	-	Open Joint Stock Company
	RUB	-	Russian Ruble

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek high current income. As a secondary objective, the Fund seeks capital appreciation. In pursuit of these objectives, the Fund under normal conditions invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities of government and government related issuers located in emerging market countries (including participations in loans between governments and financial institutions), and of entities organized to restructure the outstanding debt of such issuers, and in debt securities of corporate issuers located in emerging market countries.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Reverse Repurchase Agreements.  The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(c) Forward Foreign Currency Contracts.  The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Notes to Schedule of Investments (unaudited) (continuted)

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(f) Credit and Market Risk.  The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investment Valuation

Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                            Level 1 – quoted prices in active markets for identical investments

•                            Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                            Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	August 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$339,710,702	—	$339,710,702	—
Other Financial Instruments*	(71,224)	—	(71,224)	—
Total	$339,639,478	—	$339,639,478	—

* Other financial instruments include swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continuted)

3.  Investments

At August 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,132,118
Gross unrealized depreciation	(15,530,977)
Net unrealized depreciation	$(4,398,859)

At August 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Indian Rupee	53,330,750	$1,211,814	9/16/08	$(17,855)
Indian Rupee	44,565,150	1,012,636	9/16/08	(24,004)
Indian Rupee	35,400,000	804,380	9/16/08	(12,417)
Net Unrealized Loss on Open Forward Foreign Currency Contracts				$(54,276)

Transactions in reverse repurchase agreements for the Fund during the period ended August 31, 2008 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance*	Interest Rate*	Outstanding
$11,403,224	2.155%	$15,321,199

* Average based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 1.250% to 2.500% during the period ended August 31, 2008. Interest expense incurred on reverse repurchase agreements totaled $63,477.

At August 31, 2008, the Fund had the following open reverse repurchase agreement:

Face
Amount	Security	Value

$6,056,050	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 6/30/08 bearing 2.250% to be repurchased at $6,086,330 on 9/18/08; collateralized by: $6,050,000 Gaz Capital SA, Notes, 8.625% due 4/28/34; Market value (including accrued interest) $6,488,191 (Proceeds — $6,056,050)	$6,056,050

Notes to Schedule of Investments (unaudited) (continuted)

At August 31, 2008, the Fund had the following open credit default swap contract:

SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND	PERIODIC PAYMENTS RECEIVED BY THE FUND†	UNREALIZED DEPRECIATION

Morgan Stanley & Co. Inc. (TuranAlem Finance BV, 8.000% due 3/24/14)	$3,530,000	10/29/08	(a)	7.500% quarterly	$(16,948)

(a) As a seller of protection, the Fund will pay an amount up to the notional value of the swap, and in certain instances take delivery of the security if a credit event occurs.

† Percentage shown is an annual percentage rate.

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Markets Income Fund II Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: October 29, 2008